General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
General and Administrative Expenses
Occupancy expenses	SFr 247	SFr 282	SFr 248	SFr 529	SFr 488
IT, machinery, etc.	326	323	273	649	550
Provisions and losses	78	58	97	136	237
Travel and entertainment	88	78	83	166	177
Professional services	407	403	428	810	911
Amortization and impairment of other intangible assets	1	2	2	3	5
Other	248	267	289	515	560
General and administrative expenses	1,395	1,413	1,420	2,808	2,928
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(52)	SFr (34)	(52)	(86)	(105)
Bank
General and Administrative Expenses
Occupancy expenses				478	435
IT, machinery, etc.				515	428
Provisions and losses				136	237
Travel and entertainment				151	164
Professional services				1,497	1,490
Amortization and impairment of other intangible assets				3	5
Other				728	799
General and administrative expenses	SFr 1,763		SFr 1,735	3,508	3,558
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component				SFr 5	SFr 15